Consolidated Statement of Changes in Shareholders’ Equity (Deficit) - USD ($)	Share Capital	Share Premium	Reserve	Accumulated Deficit	Accumulated Other comprehensive Income (loss)	Total
Balance at Dec. 31, 2020	$ 64,265	$ 41,846	$ 2,309,684	$ (4,954,860)	$ (202,490)	$ (2,741,555)
Balance (in Shares) at Dec. 31, 2020	5,607,243
Issuance of ordinary shares for conversion of debt	$ 4,784	3,115	507,973			515,872
Issuance of ordinary shares for conversion of debt (in Shares)	392,757
Recapitalization transaction	$ 45,380	3,154,315	16,954			3,216,649
Recapitalization transaction (in Shares)	3,710,001
Sale of ordinary shares and warrants	$ 26,646	9,927,217	471,297			10,425,160
Sale of ordinary shares and warrants (in Shares)	2,300,000
Stock option expense			6,430,158			6,430,158
Net loss				(11,690,098)		(11,690,098)
Foreign currency translation					204,969	204,969
Balance at Dec. 31, 2021	$ 141,075	13,126,493	9,736,066	(16,644,958)	2,479	6,361,155
Balance (in Shares) at Dec. 31, 2021	12,010,001
Sale of ordinary shares and warrants	$ 15,525	23,850,364				23,865,889
Sale of ordinary shares and warrants (in Shares)	1,725,000
Issuance of ordinary shares for exercise of warrants	$ 7,620	962,591	(587,711)			382,500
Issuance of ordinary shares for exercise of warrants (in Shares)	821,456
Share based expense	$ 676	892,094	14,150			906,920
Share based expense (in Shares)	73,000
Stock option expense			8,917,236			8,917,236
Net loss				(26,387,336)		(26,387,336)
Foreign currency translation					49,703	49,703
Balance at Dec. 31, 2022	$ 164,896	38,831,542	18,079,741	(43,032,294)	52,182	14,096,067
Balance (in Shares) at Dec. 31, 2022	14,629,457
Issuance of ordinary shares for conversion of debt	$ 13,638	3,486,362				3,500,000
Issuance of ordinary shares for conversion of debt (in Shares)	1,259,019
Sale of ordinary shares and warrants	$ 48,538	6,344,213				6,392,751
Sale of ordinary shares and warrants (in Shares)	4,474,032
Issuance of ordinary shares for exercise of warrants	$ 3,333	12,132	(15,465)
Issuance of ordinary shares for exercise of warrants (in Shares)	305,771
Issuance of ordinary shares for commitment fee	$ 593	249,407				250,000
Issuance of ordinary shares for commitment fee (in Shares)	54,428
Issuance of ordinary shares for acquisition of intangible asset	$ 3,270	2,051,730				2,055,000
Issuance of ordinary shares for acquisition of intangible asset (in Shares)	300,000
Share based expense	$ 1,550	532,140	14,150			547,840
Share based expense (in Shares)	142,775
Stock option expense			3,207,789			3,207,789
Net loss				(26,295,727)		(26,295,727)
Foreign currency translation					(504,494)	(504,494)
Balance at Dec. 31, 2023	$ 235,818	$ 51,507,526	$ 21,286,215	$ (69,328,021)	$ (452,312)	$ 3,249,226
Balance (in Shares) at Dec. 31, 2023	21,165,482